Cost of sales (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Salaries, wages and benefits	$ 241,113	$ 211,804
Repair parts and consumable supplies	131,460	112,411
Subcontractor services	91,666	63,414
Equipment and component sales	41,302	21,505
Third-party equipment rentals	22,964	27,422
Fuel	12,963	13,890
Other	7,255	5,264
Total	$ 548,723	$ 455,710